Leases (Future Minimum Lease Payments) (Detail) (USD $)	12 Months Ended
	Jun. 27, 2012
Leases [Line Items]
Capital Leases, 2013	$ 5,473,000
Capital Leases, 2014	5,581,000
Capital Leases, 2015	5,692,000
Capital Leases, 2016	5,806,000
Capital Leases, 2017	5,709,000
Capital Leases, Thereafter	47,690,000
Capital Leases, Total minimum lease payments	75,951,000	[1]
Capital Leases, Imputed interest payments	(27,936,000)
Capital Leases imputed rate of interest	7.00%
Capital Leases, Present value of minimum lease payments	48,015,000
Capital Leases, Less current installments	(2,334,000)
Capital Leases, Net minimum payments	45,681,000
Operating Leases, 2013	100,287,000
Operating Leases, 2014	92,545,000
Operating Leases, 2015	81,617,000
Operating Leases, 2016	67,976,000
Operating Leases, 2017	44,992,000
Operating Leases, Thereafter	102,219,000
Operating Leases, Total minimum lease payments	489,636,000	[1]
Capital Leases, Minimum sublease rentals	39,800,000
Operating Leases, Minimum sublease rentals	$ 55,700,000

[1]	Future minimum lease payments have not been reduced by minimum sublease rentals due in the future under non-cancelable subleases. Sublease rentals are approximately $39.8 million and $55.7 million for capital and operating subleases, respectively.